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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

        Report for the calendar Year of Quarter Ended: December 31, 2009

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       Institutional Investment Manager Filing Manager Filing This Report:

                         Name:    Southeast Asset Advisors
                         Address: 314 Gordon Avenue
                                  Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                                Name:  Mark Saussy
                                Title: Managing Director
                                Phone: 229-226-8839

                      Signature, Place, and Date of Signing

            /s/ Mark C. Saussy    Thomasville, GA    16-Feb-10
            ------------------    ----------------   ---------
               [Signature]          [City, State]      [Date]

                          Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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               List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

      Form 13F File Number               Name
      --------------------               ----
      28-2013                      Harris Associates, LP
      28-41980                     Select Equity Group, Inc.
      28-3459                      Smith Asset Management Group, LP

                                 Report Summary:

      Number of Other Included Managers:              None
                                                  -----------
      Form 13F Information Table Entry Total:          66
                                                  -----------
      Form 13F Information Table Value Total:     $106,209.51
                                                  -----------
                                                  (thousands)

                        List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE


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

      NAME OF ISSUER            TITLE OF CLASS     CUSIP     VALUE (X 1,000)  AMT SH/PRN INVESTMENT DISCRETION SOLE VOTING AUTHORITY
ABBOTT LABORATORIES             COM             002824 10 0        483.21     8,950.00 SH    SOLE                       8,950.00
AFLAC INC                       COM             001055 10 2      2,841.83    61,445.00 SH    SOLE                      61,445.00
BANK OF AMERICA CORPORATION     COM             060505 10 4        222.49    14,773.44 SH    SOLE                      14,773.44
BARD C R INC                    COM             067383 10 9        236.82     3,040.00 SH    SOLE                       3,040.00
BERKSHIRE HATHAWAY INC DEL      CL B            084670 20 7     13,732.19     4,179.00 SH    SOLE                       4,179.00
BERKSHIRE HATHAWAY INC DEL      CL A            084670 10 8     13,193.60       133.00 SH    SOLE                         133.00
BROOKFIELD ASSET MGMT  INC      CL A LTD VT SH  112585 10 4      1,480.96    66,770.00 SH    SOLE                      66,770.00
BROWN & BROWN INC               COM             115236 10 1        862.47    47,995.00 SH    SOLE                      47,995.00
C H ROBINSON WORLDWIDE INC      COM NEW         12541W 20 9        389.67     6,635.00 SH    SOLE                       6,635.00
CB RICHARD ELLIS GROUP INC A    CL A            12497T 10 1        553.72    40,805.00 SH    SOLE                      40,805.00
CEMEX SAB DE CV                 SPON ADR NEW    151290 88 9      1,479.84   125,198.00 SH    SOLE                     125,198.00
CHEVRON CORP                    COM             166764 10 0        833.34    10,824.00 SH    SOLE                      10,824.00
CHURCH & DWIGHT INC             COM             171340 10 2        610.85    10,105.00 SH    SOLE                      10,105.00
COCA COLA CO                    COM             191216 10 0      5,910.62   103,695.00 SH    SOLE                     103,695.00
CONAGRA INCORPORATED            COM             205887 10 2        279.14    12,110.00 SH    SOLE                      12,110.00
CONTANGO OIL & GAS COMPANY      COM NEW         21075N 20 4        358.69     7,630.00 SH    SOLE                       7,630.00
DELL INC                        COM             24702R 10 1      4,375.38   304,692.00 SH    SOLE                     304,692.00
DENTSPLY INTL INC NEW           COM             249030 10 7        719.75    20,465.00 SH    SOLE                      20,465.00
DIRECTV                         COM CL A        25490A 10 1        926.13    27,770.00 SH    SOLE                      27,770.00
DISNEY WALT CO                  COM DISNEY      254687 10 6        675.80    20,955.00 SH    SOLE                      20,955.00
EXXON MOBIL CORP                COM             30231G 10 2      4,012.57    58,844.00 SH    SOLE                      58,844.00
FASTENAL CO                     COM             311900 10 4        258.58     6,210.00 SH    SOLE                       6,210.00
FIRST AMERN CORP CALIF          COM             318522 30 7        433.74    13,100.00 SH    SOLE                      13,100.00
FLOWERS FOODS                   COM             343498 10 1     16,171.47   680,617.25 SH    SOLE                     680,617.25
FRANKLIN ELECTRIC CO            COM             353514 10 2        382.01    13,150.00 SH    SOLE                      13,150.00
GENERAL ELECTRIC                COM             369604 10 3        452.95    29,937.00 SH    SOLE                      29,937.00
GREENLIGHT CAPITAL RE LTD       CLASS A         G4095J 10 9      3,314.63   140,510.00 SH    SOLE                     140,510.00
HCC INS HLDGS INC               COM             404132 10 2        437.17    15,630.00 SH    SOLE                      15,630.00
HOME DEPOT INC                  COM             437076 10 2        203.81     7,045.00 SH    SOLE                       7,045.00
IDEXX LABS CORP                 COM             45168D 10 4        466.08     8,720.00 SH    SOLE                       8,720.00
IHS INC                         CL A            451734 10 7        720.20    13,140.00 SH    SOLE                      13,140.00
ISHARES TR INDEX                S&P 100 IDX FD  464287 10 1      1,079.47    20,981.00 SH    SOLE                      20,981.00
ISHARES TR INDEX                S&P GLB100INDX  464287 57 2        523.09     8,682.00 SH    SOLE                       8,682.00
ISHARES TR INDEX                BARCLYS TIPS BD 464287 17 6        270.14     2,600.00 SH    SOLE                       2,600.00
JOHNSON & JOHNSON               COM             478160 10 4      4,621.42    71,750.00 SH    SOLE                      71,750.00
JONES LANG LASALLE INC          COM             48020Q 10 7        225.29     3,730.00 SH    SOLE                       3,730.00
KIRBY CORP                      COM             497266 10 6        641.22    18,410.00 SH    SOLE                      18,410.00
LABORATORY CORP AMER HLDGS      COM NEW         50540R 40 9        887.98    11,865.00 SH    SOLE                      11,865.00
LEVEL 3 COMMUNICATIONS INC      COM             52729N 10 0      2,909.98 1,901,947.00 SH    SOLE                   1,901,947.00
MASTECH HOLDINGS INC            COM             57633B 10 0         85.66    18,225.00 SH    SOLE                      18,225.00
MEDTRONIC INC                   COM             585055 10 6        263.22     5,985.00 SH    SOLE                       5,985.00
MEREDITH CORP                   COM             589433 10 1        480.33    15,570.00 SH    SOLE                      15,570.00
MICROSOFT CORP                  COM             594918 10 4        733.42    24,062.40 SH    SOLE                      24,062.40
MILLIPORE CORP                  COM             601073 10 9        647.17     8,945.00 SH    SOLE                       8,945.00
MOHAWK INDS INC                 COM             608190 10 4        614.28    12,905.00 SH    SOLE                      12,905.00
MONSANTO CO NEW                 COM             61166W 10 1        228.00     2,789.00 SH    SOLE                       2,789.00
O REILLY AUTOMOTIVE INC         COM             686091 10 9      1,135.40    29,785.00 SH    SOLE                      29,785.00
PATTERSON COS INC               COM             703395 10 3        849.05    30,345.00 SH    SOLE                      30,345.00
PAYCHEX INC                     COM             704326 10 7        290.77     9,490.00 SH    SOLE                       9,490.00
PEPSICO INC                     COM             713448 10 8      1,276.50    20,995.00 SH    SOLE                      20,995.00
PERKINELMER INC                 COM             714046 10 9        594.33    28,865.00 SH    SOLE                      28,865.00
POLO RALPH LAUREN CORP          CL A            731572 10 3        584.27     7,215.00 SH    SOLE                       7,215.00
POOL CORPORATION                COM             73278L 10 5        274.56    14,390.00 SH    SOLE                      14,390.00
PROCTER & GAMBLE CO             COM             742718 10 9      2,384.94    39,336.00 SH    SOLE                      39,336.00
RUBY TUESDAY, INC.              COM             781182 10 0      2,222.24   308,645.00 SH    SOLE                     308,645.00
SHERWIN WILLIAMS CO             COM             824348 10 6        949.10    15,395.00 SH    SOLE                      15,395.00
SIGNET JEWELERS LIMITED         SHS             G81276 10 0        466.04    17,250.00 SH    SOLE                      17,250.00
STRAYER ED INC                  COM             863236 10 5        750.20     3,530.00 SH    SOLE                       3,530.00
SYNOVUS FINANCIAL CORP          COM             87161C 10 5        105.93    51,671.00 SH    SOLE                      51,671.00
THERMO FISHER SCIENTIFIC        COM             883556 10 2        363.16     7,615.00 SH    SOLE                       7,615.00
TOTAL SYSTEMS SERVICES, INC.    COM             891906 10 9        532.71    30,846.00 SH    SOLE                      30,846.00
TRIAD GUARANTY INC              COM             895925 10 5         10.65    39,461.00 SH    SOLE                      39,461.00
VCA ANTECH INC                  COM             918194 10 1        395.73    15,880.00 SH    SOLE                      15,880.00
WASHINGTON POST CO CL B         CL B            939640 10 8      1,132.85     2,577.00 SH    SOLE                       2,577.00
WILLIAMS SONOMA INC             COM             969904 10 1        434.51    20,910.00 SH    SOLE                      20,910.00
YUM BRANDS INC                  COM             988498 10 1        226.19     6,468.00 SH    SOLE                       6,468.00

                                                            -------------
     # of holdings reported                            66      106,209.51
                                                            =============
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